Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings

Note I    Borrowings

All of the Company's short-term borrowings were comprised of federal funds purchased and securities sold under agreements to repurchase with maturities primarily from overnight to seven days:

	2011	2010	2009
	(In thousands)
Maximum amount outstanding at any month end	$154,440	$125,920	$158,815
Weighted average interest rate at end of year	0.22%	0.25%	0.26%
Average amount outstanding	$106,495	$87,106	$117,171
Weighted average interest rate during the year	0.26%	0.27%	0.37%

During 2007, the Company obtained advances from the Federal Home Loan Bank (FHLB) of $25,000,000 each on September 25, 2007 and November 27, 2007. The advances mature on September 15, 2017 and November 27, 2017, respectively, and have fixed rates of 3.64 percent and 2.70 percent at December 31, 2011, respectively, payable quarterly; the FHLB has a perpetual three-month option to convert the interest rate on either advance to an adjustable rate and the Company has the option to prepay the advance should the FHLB convert the interest rate.

Seacoast National has unused secured lines of credit of $819,174,000 at December 31, 2011.

The Company issued $20,619,000 in junior subordinated debentures on March 31 and December 16, 2005, an aggregate of $41,238,000. These debentures were issued in conjunction with the formation of a Delaware and Connecticut trust subsidiary, SBCF Capital Trust I, and II ("Trusts I and II") which each completed a private sale of $20.0 million of floating rate preferred securities. On June 29, 2007, the Company issued an additional $12,372,000 in junior subordinated debentures which was issued in conjunction with the formation of a Delaware trust subsidiary, SBCF Statutory Trust III ("Trust III"), which completed a private sale of $12.0 million of floating rate trust preferred securities. The rates on the trust preferred securities are the 3-month LIBOR rate plus 175 basis points, the 3-month LIBOR rate plus 133 basis points, and the 3-month LIBOR rate plus 135 basis points, respectively. The rates, which adjust every three months, are currently 2.33 percent, 1.88 percent, and 1.90 percent, respectively, per annum. The trust preferred securities have original maturities of thirty years, and may be redeemed without penalty on or after June 10, 2010, March 15, 2011, and September 15, 2012, respectively, upon approval of the Federal Reserve or upon occurrence of certain events affecting their tax or regulatory capital treatment. Distributions on the trust preferred securities are payable quarterly in March, June, September and December of each year. The Trusts also issued $619,000, $619,000 and $372,000, respectively, of common equity securities to the Company. The proceeds of the offering of trust preferred securities and common equity securities were used by Trusts I and II to purchase the $41.2 million junior subordinated deferrable interest notes issued by the Company, and by Trust III to purchase the $12.4 million junior subordinated deferrable interest notes issued by the Company, all of which have terms substantially similar to the trust preferred securities.

The Company has the right to defer payments of interest on the notes at any time or from time to time for a period of up to twenty consecutive quarterly interest payment periods. Under the terms of the notes, in the event that under certain circumstances there is an event of default under the notes or the Company has elected to defer interest on the notes, the Company may not, with certain exceptions, declare or pay any dividends or distributions on its capital stock or purchase or acquire any of its capital stock. The Company executed its right to defer interest payments on the notes beginning May 19, 2009 and as a result no common or preferred stock dividends could be paid. At December 31, 2010, the accumulated deferred interest payments on trust preferred securities was $2.0 million. During the third quarter of 2011, the Company remitted accumulated deferred interest payments of $2,426,000. As of December 31, 2011, all interest payments on trust preferred securities are current.

The Company has entered into agreements to guarantee the payments of distributions on the trust preferred securities and payments of redemption of the trust preferred securities. Under these agreements, the Company also agrees, on a subordinated basis, to pay expenses and liabilities of the Trusts other than those arising under the trust preferred securities. The obligations of the Company under the junior subordinated notes, the trust agreement establishing the Trusts, the guarantees and agreements as to expenses and liabilities, in aggregate, constitute a full and conditional guarantee by the Company of the Trusts' obligations under the trust preferred securities.

Despite the fact that the accounts of the Trusts are not included in the Company's consolidated financial statements, $52.0 million in trust preferred securities issued by the Trusts are included in the Tier 1 capital of the Company at December 31, 2011, as allowed by Federal Reserve guidelines.

Through April 13, 2011 and all of 2010, the Company's banking subsidiary utilized $43.0 million in letters of credit issued by the FHLB to satisfy a portion of its pledging requirement to transact business as a qualified public depository within the state of Florida. The letters of credit had a term of one year with an annual fee equivalent of eight basis points, or approximately $34,000. The letters of credit were terminated on April 13, 2011.